UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number: 028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

      /s/ Brian G. Carney            Tulsa, OK                 11-10-2010
     ---------------------          -------------              ----------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          207

Form 13F Information Table Value Total:  $   233,953
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]


Bridgecreek Consolidated Positions as of 09-30-2010

                                            Title of                                             Investment        Other    Voting
Name of Issuer                               Class       CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD COM                                 COMMON      000375204     139,392       6,600    Full Discretion/Sole   N/A    Sole
ADOBE SYSTEMS INC COM                       COMMON      00724F101   4,063,579     155,395    Full Discretion/Sole   N/A    Sole
AES CORP COM                                COMMON      00130H105      51,075       4,500    Full Discretion/Sole   N/A    Sole
AFFILIATED MANAGERS GROUP COM               COMMON      008252108   1,602,715      20,545    Full Discretion/Sole   N/A    Sole
ALASKA COMM SYSTEMS GROUP COM               COMMON      01167P101   5,410,640     533,068    Full Discretion/Sole   N/A    Sole
ALLIANCE HOLDINGS GP LP                     COMMON      01861G100      86,700       2,000    Full Discretion/Sole   N/A    Sole
ALTRIA GROUP INC COM                        COMMON      02209S103   4,180,801     174,055    Full Discretion/Sole   N/A    Sole
ALUMINUM CORP CHINA LTD ADR                 COMMON      022276109   2,512,193     105,510    Full Discretion/Sole   N/A    Sole
AMAZON.COM INC COM                          COMMON      023135106   5,218,318      33,225    Full Discretion/Sole   N/A    Sole
AMERICAN INTL GROUP INC COM                 COMMON      026874784     105,570       2,700    Full Discretion/Sole   N/A    Sole
AMGEN INC COM                               COMMON      031162100      66,132       1,200    Full Discretion/Sole   N/A    Sole
ANADARKO PETE CORP COM                      COMMON      032511107     360,841       6,325    Full Discretion/Sole   N/A    Sole
ANNALY CAPITAL MANAGEMENT INC COM           COMMON      035710409   4,403,696     250,210    Full Discretion/Sole   N/A    Sole
APPLE INC COM                               COMMON      037833100     766,125       2,700    Full Discretion/Sole   N/A    Sole
ARUBA NETWORKS INC COM                      COMMON      043176106     373,450      17,500    Full Discretion/Sole   N/A    Sole
AT&T INC COM                                COMMON      00206R102      42,900       1,500    Full Discretion/Sole   N/A    Sole
AXA SPONS ADR                               COMMON      054536107      69,954       4,025    Full Discretion/Sole   N/A    Sole
B&G FOODS INC COM                           COMMON      05508R106   3,517,059     322,075    Full Discretion/Sole   N/A    Sole
BAIDU INC ADR                               COMMON      056752108   1,348,940      13,145    Full Discretion/Sole   N/A    Sole
BANCFIRST CORP COM                          COMMON      05945F103     215,449       5,325    Full Discretion/Sole   N/A    Sole
BANCO BRADESCO ADR                          COMMON      059460303   3,713,603     182,218    Full Discretion/Sole   N/A    Sole
BANCO SANTANDER SA COM                      COMMON      05964H105     116,459       9,199    Full Discretion/Sole   N/A    Sole
BANK OF AMERICA CORP COM                    COMMON      060505104      94,993       7,250    Full Discretion/Sole   N/A    Sole
BANK OF HAWAII CORP COM                     COMMON      062540109     157,220       3,500    Full Discretion/Sole   N/A    Sole
BASF SE SPON ADR                            COMMON      055262505     239,338       3,790    Full Discretion/Sole   N/A    Sole
BERKSHIRE HATHAWAY INC DEL CL B             COMMON      084670702     115,752       1,400    Full Discretion/Sole   N/A    Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM    COMMON      084670108     249,000           2    Full Discretion/Sole   N/A    Sole
BHP BILLITON LIMITED ADR                    COMMON      088606108     251,856       3,300    Full Discretion/Sole   N/A    Sole
BLACKROCK INC COM                           COMMON      09247X101   2,212,399      12,995    Full Discretion/Sole   N/A    Sole
BOEING CO COM                               COMMON      097023105       1,663          25    Full Discretion/Sole   N/A    Sole
BOK FINL CORP CM                            COMMON      05561Q201      95,224       2,110    Full Discretion/Sole   N/A    Sole
BP PLC SPONS ADR                            COMMON      055622104     411,700      10,000    Full Discretion/Sole   N/A    Sole
BP PRUDHOE BAY RTY TR UNIT BEN INT          COMMON      055630107     299,715       2,900    Full Discretion/Sole   N/A    Sole
BROADCOM CORP COM CL A                      COMMON      111320107   3,184,923      89,995    Full Discretion/Sole   N/A    Sole
BUCYRUS INTERNATIONAL INC COM               COMMON      118759109   2,331,547      33,620    Full Discretion/Sole   N/A    Sole
CA INCORPORATED COM                         COMMON      12673P105     446,266      21,130    Full Discretion/Sole   N/A    Sole
CANADIAN OIL SANDS TRUST CLOSED END TRUST   COMMON      13642L100     607,984      24,565    Full Discretion/Sole   N/A    Sole
CATERPILLAR INC COM                         COMMON      149123101     175,063       2,225    Full Discretion/Sole   N/A    Sole
CELLCOM ISRAEL LTD COM                      COMMON      M2196U109   4,261,367     140,315    Full Discretion/Sole   N/A    Sole
CENTURYLINK INC COM                         COMMON      156700106      98,650       2,500    Full Discretion/Sole   N/A    Sole
CERNER CORP COM                             COMMON      156782104     958,326      11,410    Full Discretion/Sole   N/A    Sole
CHART INDUSTRIES INC COM                    COMMON      16115Q308     652,640      32,055    Full Discretion/Sole   N/A    Sole
CHESAPEAKE ENERGY CORP COM                  COMMON      165167107     125,368       5,535    Full Discretion/Sole   N/A    Sole
CHEVRON CORP COM                            COMMON      166764100     244,123       3,012    Full Discretion/Sole   N/A    Sole
CHINA MOBILE LTD SP ADR                     COMMON      16941M109   1,838,123      35,950    Full Discretion/Sole   N/A    Sole
CHIPOTLE MEXICAN GRILL COM                  COMMON      169656105   1,610,780       9,365    Full Discretion/Sole   N/A    Sole
CITIGROUP INC COM                           COMMON      172967101   2,540,522     649,750    Full Discretion/Sole   N/A    Sole
CLEAN ENERGY FUELS CORP COM                 COMMON      184499101       5,897         415    Full Discretion/Sole   N/A    Sole
COGNIZANT TECH SOLUTIONS CRP COM            COMMON      192446102      64,470       1,000    Full Discretion/Sole   N/A    Sole
COMPLETE PROD SERV INC COM                  COMMON      20453E109       6,646         325    Full Discretion/Sole   N/A    Sole
CONOCOPHILLIPS CORP COM                     COMMON      20825C104     188,945       3,290    Full Discretion/Sole   N/A    Sole
CONSOLIDATED EDISON CO N Y INC COM          COMMON      209115104   2,527,451      52,415    Full Discretion/Sole   N/A    Sole
CREDIT SUISSE GROUP SPONS ADR               COMMON      225401108     134,064       3,150    Full Discretion/Sole   N/A    Sole
CROSS TIMBERS RTY TR A TR UNIT              COMMON      22757R109     128,376       3,601    Full Discretion/Sole   N/A    Sole
CUMMINS INC COM                             COMMON      231021106      74,728         825    Full Discretion/Sole   N/A    Sole
DANAHER CORP DEL COM                        COMMON      235851102   2,303,399      56,720    Full Discretion/Sole   N/A    Sole
DAVITA INC COM                              COMMON      23918K108     189,832       2,750    Full Discretion/Sole   N/A    Sole
DEVON ENERGY CORPORATION COMMON             COMMON      25179M103   1,768,373      27,315    Full Discretion/Sole   N/A    Sole
DIREXION SHARES 3X BULL ETF                 COMMON      25459W516       1,067          50    Full Discretion/Sole   N/A    Sole
DOLLAR TREE INC COM                         COMMON      256746108      32,182         660    Full Discretion/Sole   N/A    Sole
DOMINION RESOURCES INC COM                  COMMON      25746U109      43,660       1,000    Full Discretion/Sole   N/A    Sole
E M C CORP MASS COM                         COMMON      268648102   2,243,950     110,485    Full Discretion/Sole   N/A    Sole
EAGLE BULK SHIPPING INC COM                 COMMON      Y2187A101     101,790      19,500    Full Discretion/Sole   N/A    Sole
ECOLAB INC COM                              COMMON      278865100      31,712         625    Full Discretion/Sole   N/A    Sole
EMERSON ELEC CO COM                         COMMON      291011104   3,594,835      68,265    Full Discretion/Sole   N/A    Sole
ENCANA CORPORATION COM                      COMMON      292505104      47,612       1,575    Full Discretion/Sole   N/A    Sole
EXPRESS SCRIPTS INC COM                     COMMON      302182100      53,570       1,100    Full Discretion/Sole   N/A    Sole
EXXON MOBIL CORPORATION COM                 COMMON      30231G102   1,243,524      20,125    Full Discretion/Sole   N/A    Sole
FLAGSTAR BANCORP INC COM                    COMMON      337930507     227,500     125,000    Full Discretion/Sole   N/A    Sole
FORD MOTOR COM                              COMMON      345370860   1,185,444      96,850    Full Discretion/Sole   N/A    Sole
FREEPORT MCMORAN COPPER & GOLD CL B         COMMON      35671D857   3,195,465      37,422    Full Discretion/Sole   N/A    Sole
GENERAL ELECTRIC CO COM                     COMMON      369604103     177,125      10,900    Full Discretion/Sole   N/A    Sole
GETTY REALTY COM (NEW)                      COMMON      374297109      53,660       2,000    Full Discretion/Sole   N/A    Sole
GLAXO SMITHKLINE PLC ADR                    COMMON      37733W105      61,256       1,550    Full Discretion/Sole   N/A    Sole
GOLDMAN SACHS GROUP INC COM                 COMMON      38141G104   2,301,714      15,920    Full Discretion/Sole   N/A    Sole
GOOGLE INC CL A                             COMMON      38259P508     197,171         375    Full Discretion/Sole   N/A    Sole
GPFD 144A3C7 GMAC INC                       COMMON      36186R209       3,670           4    Full Discretion/Sole   N/A    Sole
HEALTH CARE REIT INC COM                    COMMON      42217K106   2,868,804      60,600    Full Discretion/Sole   N/A    Sole
HEALTHSPORT INC COM                         COMMON      42223C106       2,380      35,000    Full Discretion/Sole   N/A    Sole
HEINEKEN NV UNSPON ADR                      COMMON      423012202      14,915         575    Full Discretion/Sole   N/A    Sole
HEINZ H J CO COM                            COMMON      423074103   3,183,738      67,210    Full Discretion/Sole   N/A    Sole
HELMERICH & PAYNE INC COM                   COMMON      423452101   2,034,733      50,290    Full Discretion/Sole   N/A    Sole
HEWLETT PACKARD CO COM                      COMMON      428236103     842,452      20,025    Full Discretion/Sole   N/A    Sole
IDEXX LABORATORIES INC COM                  COMMON      45168D104   3,237,708      52,458    Full Discretion/Sole   N/A    Sole
ILLINOIS TOOL WORKS INC COM                 COMMON      452308109      34,089         725    Full Discretion/Sole   N/A    Sole
INTEL CORP COM                              COMMON      458140100      57,600       3,000    Full Discretion/Sole   N/A    Sole
INTERCONTINENTAL EXCHANGE COM               COMMON      45865V100   2,191,266      20,925    Full Discretion/Sole   N/A    Sole
INTUITIVE SURGICAL INC COM                  COMMON      46120E602   3,214,490      11,329    Full Discretion/Sole   N/A    Sole
JP MORGAN CHASE & CO COM                    COMMON      46625H100   1,602,935      42,116    Full Discretion/Sole   N/A    Sole
JUNIPER NETWORKS INC COM                    COMMON      48203R104      91,050       3,000    Full Discretion/Sole   N/A    Sole
KRAFT FOODS INC CL A                        COMMON      50075N104     826,431      26,780    Full Discretion/Sole   N/A    Sole
LVMH MOET HENNESSY LOUIS VTTN ADR           COMMON      502441306   3,356,513     114,635    Full Discretion/Sole   N/A    Sole
MACROSOLVE INC COM                          COMMON      55610Q108      23,134     642,600    Full Discretion/Sole   N/A    Sole
MARKWEST ENERGY PARTNERS, LP COM            COMMON      570759100      10,776         300    Full Discretion/Sole   N/A    Sole
MASTERCARD INC COM                          COMMON      57636Q104   2,378,880      10,620    Full Discretion/Sole   N/A    Sole
MCDONALDS CORP COM                          COMMON      580135101   2,362,340      31,705    Full Discretion/Sole   N/A    Sole
MCKESSON CORP COM                           COMMON      58155Q103      49,424         800    Full Discretion/Sole   N/A    Sole
MEDCO HEALTH SOLUTIONS INC COM              COMMON      58405U102   1,874,160      36,000    Full Discretion/Sole   N/A    Sole
MEMC ELECTRONICS MATERIALS COM              COMMON      552715104      23,840       2,000    Full Discretion/Sole   N/A    Sole
MERCK & CO INC. COM                         COMMON      58933Y105     106,013       2,880    Full Discretion/Sole   N/A    Sole
MESA ROYALTY TRUST UNIT BEN INT             COMMON      590660106      32,375         700    Full Discretion/Sole   N/A    Sole
MESABI TR ROYALTY SH BEN INT                COMMON      590672101   5,006,314     137,915    Full Discretion/Sole   N/A    Sole
METLIFE INC COM                             COMMON      59156R108      32,144         836    Full Discretion/Sole   N/A    Sole
METROPCS COMMUNICATIONS INC COM             COMMON      591708102      14,644       1,400    Full Discretion/Sole   N/A    Sole
MGM RESORTS INTERNATIONAL COM               COMMON      552953101      76,275       6,762    Full Discretion/Sole   N/A    Sole
MINE SAFETY APPLIANCES CO COM               COMMON      602720104     146,340       5,400    Full Discretion/Sole   N/A    Sole
MV OIL TRUST COM                            COMMON      553859109   2,044,336      68,190    Full Discretion/Sole   N/A    Sole
MYLAN INC COM                               COMMON      628530107      58,311       3,100    Full Discretion/Sole   N/A    Sole
NESTLE S A SPON ADR REPSTG REG SH           COMMON      641069406     245,190       4,589    Full Discretion/Sole   N/A    Sole
NETFLIX.COM INC COM                         COMMON      64110L106   2,874,286      17,725    Full Discretion/Sole   N/A    Sole
NEW YORK COMMUNITY BANCORP COM              COMMON      649445103   2,873,569     176,835    Full Discretion/Sole   N/A    Sole
NIKE INC CL B                               COMMON      654106103   2,757,617      34,410    Full Discretion/Sole   N/A    Sole
NOBLE CORP COM                              COMMON      H5833N103      33,790       1,000    Full Discretion/Sole   N/A    Sole
NOKIA CORP ADR                              COMMON      654902204      25,576       2,550    Full Discretion/Sole   N/A    Sole
NORFOLK SOUTHERN CORP COM                   COMMON      655844108     126,459       2,125    Full Discretion/Sole   N/A    Sole
NORTHERN TR CORP COM                        COMMON      665859104     291,852       6,050    Full Discretion/Sole   N/A    Sole
OCCIDENTAL PETROLEUM CORP COM               COMMON      674599105      66,946         855    Full Discretion/Sole   N/A    Sole
OGE ENERGY CORP COM                         COMMON      670837103      11,961         300    Full Discretion/Sole   N/A    Sole
ONEOK INC CM (NEW)                          COMMON      682680103   3,453,307      76,672    Full Discretion/Sole   N/A    Sole
ORACLE CORP COM                             COMMON      68389X105   3,321,775     123,716    Full Discretion/Sole   N/A    Sole
PACTIV CORPORATION COM                      COMMON      695257105      65,135       1,975    Full Discretion/Sole   N/A    Sole
PATRIOT COAL CORPORATION COM                COMMON      70336T104         228          20    Full Discretion/Sole   N/A    Sole
PAYCHEX INC COM                             COMMON      704326107      27,490       1,000    Full Discretion/Sole   N/A    Sole
PEABODY ENERGY CORP COM                     COMMON      704549104       4,901         100    Full Discretion/Sole   N/A    Sole
PENN WEST ENERGY TRUST-UNITS COM            COMMON      707885109   3,374,269     168,125    Full Discretion/Sole   N/A    Sole
PEPSICO INC COM                             COMMON      713448108      79,728       1,200    Full Discretion/Sole   N/A    Sole
PERMIAN BASIN RTY TR UNIT BEN INT           COMMON      714236106      78,880       4,000    Full Discretion/Sole   N/A    Sole
PETROHAWK ENERGY CORP COM                   COMMON      716495106      16,140       1,000    Full Discretion/Sole   N/A    Sole
PETROLEO BRASILEIRO SA COM                  COMMON      71654V408     124,225       3,425    Full Discretion/Sole   N/A    Sole
PFIZER INC COM                              COMMON      717081103     275,836      16,065    Full Discretion/Sole   N/A    Sole
PHILIP MORRIS INTL COM                      COMMON      718172109   3,233,194      57,715    Full Discretion/Sole   N/A    Sole
POLO RALPH LAUREN CORP COM                  COMMON      731572103     123,557       1,375    Full Discretion/Sole   N/A    Sole
PROCTER GAMBLE CO COM                       COMMON      742718109       5,997         100    Full Discretion/Sole   N/A    Sole
PROGRESS SOFTWARE CORP COM                  COMMON      743312100     327,690       9,900    Full Discretion/Sole   N/A    Sole
PROLOGIS COM                                COMMON      743410102      61,845       5,250    Full Discretion/Sole   N/A    Sole
PUBLIC STORAGE COM                          COMMON      74460D109      43,668         450    Full Discretion/Sole   N/A    Sole
ROCHE HOLDINGS ADRS LTD COM                 COMMON      771195104     136,520       4,000    Full Discretion/Sole   N/A    Sole
ROYAL DUTCH SHELL PLC ADS CLASS B           COMMON      780259107      85,245       1,450    Full Discretion/Sole   N/A    Sole
SABINE ROYALTY TR UNIT BEN INT              COMMON      785688102     271,727       5,125    Full Discretion/Sole   N/A    Sole
SANDRIDGE ENERGY INC COM                    COMMON      80007P307       1,420         250    Full Discretion/Sole   N/A    Sole
SCHLUMBERGER LTD COM                        COMMON      806857108     153,409       2,490    Full Discretion/Sole   N/A    Sole
SENIOR HOUSING PROP TRUST REITS             COMMON      81721M109   3,539,758     150,628    Full Discretion/Sole   N/A    Sole
SIEMENS A.G. ADR                            COMMON      826197501     197,098       1,870    Full Discretion/Sole   N/A    Sole
SINGAPORE AIRLINES LTD ORD                  COMMON      Y7992P128     229,592      18,666    Full Discretion/Sole   N/A    Sole
SONY CORP ADR                               COMMON      835699307      50,245       1,625    Full Discretion/Sole   N/A    Sole
SOUTHERN CO COM                             COMMON      842587107   3,878,174     104,140    Full Discretion/Sole   N/A    Sole
SOUTHERN COPPER CORP COM                    COMMON      84265V105     105,360       3,000    Full Discretion/Sole   N/A    Sole
SOUTHWEST AIRLINES CO COM                   COMMON      844741108       1,960         150    Full Discretion/Sole   N/A    Sole
SYNTROLEUM CORP COM                         COMMON      871630109       4,675       2,500    Full Discretion/Sole   N/A    Sole
TALON INTERNATIONAL SELECT NSA              COMMON      874992100      95,932      95,932    Full Discretion/Sole   N/A    Sole
TALON TOTAL RETURN QP PARTNERS NSA          COMMON      874996994     288,860     288,860    Full Discretion/Sole   N/A    Sole
TARGET CORP COM                             COMMON      87612E106   3,896,310      72,910    Full Discretion/Sole   N/A    Sole
TEVA PHARMACEUTICAL INDS LTD ADR            COMMON      881624209   1,466,555      27,802    Full Discretion/Sole   N/A    Sole
THE BLACKSTONE GROUP LP COM                 COMMON      09253U108   5,185,895     408,660    Full Discretion/Sole   N/A    Sole
TOTAL S A SPONSORED ADR                     COMMON      89151E109     109,650       2,125    Full Discretion/Sole   N/A    Sole
TRANSATLANTIC PETROLEUM LTD ORD             COMMON      G89982105   2,417,758     816,810    Full Discretion/Sole   N/A    Sole
TRIUMPH GROUP INC COM                       COMMON      896818101     201,393       2,700    Full Discretion/Sole   N/A    Sole
UNION PAC CORP COM                          COMMON      907818108      98,487       1,204    Full Discretion/Sole   N/A    Sole
UNIT CORP COM                               COMMON      909218109     712,239      19,100    Full Discretion/Sole   N/A    Sole
UNITED TECH CORP COM                        COMMON      913017109   1,708,024      23,979    Full Discretion/Sole   N/A    Sole
VALE S.A. ADR                               COMMON      91912E105     187,620       6,000    Full Discretion/Sole   N/A    Sole
VALERO ENERGY NEW COM                       COMMON      91913Y100      17,510       1,000    Full Discretion/Sole   N/A    Sole
VMWARE INC COM                              COMMON      928563402   1,785,439      21,020    Full Discretion/Sole   N/A    Sole
WAL-MART STORES COM                         COMMON      931142103     307,740       5,750    Full Discretion/Sole   N/A    Sole
WALT DISNEY CO COM                          COMMON      254687106      19,860         600    Full Discretion/Sole   N/A    Sole
WASTE MANAGEMENT INC COM                    COMMON      94106L109      32,166         900    Full Discretion/Sole   N/A    Sole
WEST PHARMACEUTICALS SERVICES COM           COMMON      955306105     130,378       3,800    Full Discretion/Sole   N/A    Sole
WESTPORT INNOVATIONS INC COM                COMMON      960908309   3,850,440     218,775    Full Discretion/Sole   N/A    Sole
WILLBROS GROUP INC COM                      COMMON      969203108     688,841      75,119    Full Discretion/Sole   N/A    Sole
WILLIAMS COS INC COM                        COMMON      969457100     719,874      37,670    Full Discretion/Sole   N/A    Sole
WILLIAMS PARTNERS LTD COM                   COMMON      96950F104     995,128      23,470    Full Discretion/Sole   N/A    Sole
WINDSTREAM CORPORATION COM                  COMMON      97381W104   3,907,548     318,010    Full Discretion/Sole   N/A    Sole
WYNN RESORTS LTD COM                        COMMON      983134107   2,817,422      32,470    Full Discretion/Sole   N/A    Sole
ISHARES COHEN & STEERS RLTY                 ETF         464287564       9,906         160    Full Discretion/Sole   N/A    Sole
ISHARES GOLD TRUST COM                      ETF         464285105     116,800       9,125    Full Discretion/Sole   N/A    Sole
ISHARES MIDCAP 400 IDX FD                   ETF         464287507      82,562       1,031    Full Discretion/Sole   N/A    Sole
ISHARES MORNINGSTAR MIDCORE CLOSEDEND       ETF         464288208       8,166         109    Full Discretion/Sole   N/A    Sole
ISHARES MSCI AUSTRALIA                      ETF         464286103      48,667       2,050    Full Discretion/Sole   N/A    Sole
ISHARES MSCI CANADA                         ETF         464286509      53,257       1,900    Full Discretion/Sole   N/A    Sole
ISHARES MSCI EMERGING MKTS                  ETF         464287234      15,669         350    Full Discretion/Sole   N/A    Sole
ISHARES MSCI SINGAPORE                      ETF         464286673      58,565       4,430    Full Discretion/Sole   N/A    Sole
ISHARES RUSSELL 2000 IDX FUND               ETF         464287655      60,412         895    Full Discretion/Sole   N/A    Sole
ISHARES S&P 500 INDEX                       ETF         464287200      71,556         625    Full Discretion/Sole   N/A    Sole
ISHARES S&P MDCP 400 VALUE FD               ETF         464287705      87,821       1,235    Full Discretion/Sole   N/A    Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD      ETF         464287606      29,056         330    Full Discretion/Sole   N/A    Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD      ETF         464287374      79,207       2,280    Full Discretion/Sole   N/A    Sole
ISHARES SILVER TRUST                        ETF         46428Q109      21,310       1,000    Full Discretion/Sole   N/A    Sole
SPDR GOLD TR GOLD SHS ETF                   ETF         78463V107     198,260       1,550    Full Discretion/Sole   N/A    Sole
SPDR TR S&P 500 ETF TRUST                   ETF         78462F103     340,336       2,982    Full Discretion/Sole   N/A    Sole
ISHARES BARCLAYS AGG BOND FUND              ETF         464287226  14,867,123     136,835    Full Discretion/Sole   N/A    Sole
ISHARES IBOXX HI YIELD CAP BOND             ETF         464288513  10,965,948     122,265    Full Discretion/Sole   N/A    Sole
ISHARES BARCLAYS TIPS BOND FUND             ETF         464287176      32,173         295    Full Discretion/Sole   N/A    Sole
BLACKROCK MUNICIPAL BOND TRUST CLOSED END   BOND FUNDS  09249H104     621,069      39,135    Full Discretion/Sole   N/A    Sole
ISHARES BARCLAYS 1-3 YEAR CREDIT BD FD      BOND FUNDS  464288646   4,345,186      41,365    Full Discretion/Sole   N/A    Sole
NUVEEN MUN MKT OPPORTUNITY FD COM           BOND FUNDS  67062W103      29,760       2,000    Full Discretion/Sole   N/A    Sole
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND       BOND FUNDS  670682103   3,190,832     243,575    Full Discretion/Sole   N/A    Sole
WESTERN ASSET MUNICIPAL HIGH INCOME FUND I  BOND FUNDS  95766N103      93,840      12,000    Full Discretion/Sole   N/A    Sole
ALLIANCE RESOURCE PARTNERS COM LP           LP          01877R108     116,680       2,000    Full Discretion/Sole   N/A    Sole
AMERIGAS PARTNERS-LP COM                    LP          030975106      21,957         490    Full Discretion/Sole   N/A    Sole
DORCHESTER MINERALS LP COM UNITS            LP          25820R105     134,450       5,000    Full Discretion/Sole   N/A    Sole
ENERGY TRANSFER PARTNERS LP COM             LP          29273R109   1,768,979      36,640    Full Discretion/Sole   N/A    Sole
EV ENERGY PARTNERS COM                      LP          26926V107      42,084       1,200    Full Discretion/Sole   N/A    Sole
KINDER MORGAN ENERGY PARTNERS CM LP         LP          494550106     544,575       7,950    Full Discretion/Sole   N/A    Sole
MAGELLAN MIDSTREAM PARTNERS COM             LP          559080106   3,238,777      62,950    Full Discretion/Sole   N/A    Sole
ONEOK PARTNERS LP COM                       LP          68268N103     832,736      11,115    Full Discretion/Sole   N/A    Sole
SUBURBAN PROPANE PARTNERS LP COM            LP          864482104      14,968         275    Full Discretion/Sole   N/A    Sole
TERRA NITROGEN CO LP COM UNITS              LP          881005201   6,030,915      66,515    Full Discretion/Sole   N/A    Sole